Intangible Assets and Goodwill (Details)	12 Months Ended
Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years 3 months 1 day
Rights to Use [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	20 years